SHARE-BASED COMPENSATION (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred income tax benefit related to share-based compensation expense			$ 0	$ 0	$ 0
Stock-based compensation expense			$ 3	$ 24	$ 5
Exercisable options			458,899
Options issued with performance based vesting, cancelled during period			215,671	350,000	528,000
Unrecognized compensation expense related to outstanding non-performance based stock options			$ 1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant			100.00%
Restricted stock granted, vest periods			2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted, vest periods			5 years
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 2	$ 11	$ 0
Unvested restricted stock (in shares)			342,500	7,500
Restricted stock units issued				2,500
Vested during the period		5,000	2,500	7,500
Unrecognized compensation expense related to outstanding non-performance based stock options			$ 342
Issued during the period			340,000	15,000
Performance Shares | Non Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted, vest periods	18 months
Issued during the period	340,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of issuable common stock under the plan			661,157
Employee Stock Purchase Plan, purchase price as percentage of fair market value of a share of common stock on first or last day of quarter			90.00%
2000 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of issuable common stock under the plan			8,000,000
Exercisable options			458,899
Options weighted average exercise price			$ 1.82
Options shares available for future grant			3,799,182
Weighted average fair value at date of grant for options granted				$ 0.23	$ 0.40
Share based compensation weighted-average assumptions, dividend yield				0.00%
Share based compensation weighted-average assumptions, expected volatility				26.00%	38.00%
Share based compensation weighted-average assumptions, risk free interest rate				1.71%	1.71%
Share based compensation weighted-average assumptions, expected life				4 years 3 months	5 years 6 months
2000 Plan | On a 100% basis matching contributions | Stockholders owning more than 10% of common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant			110.00%
2000 Plan | Nonqualified Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant			85.00%